United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       8/04/11
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 153,778
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Cooper Industries Ord         Common Stock    G24140108     418       7,000SH     SOLE                              418
Abbott Laboratories           Common Stock    002824100     834      15,848SH     SOLE                              834
Altria Group Inc              Common Stock    02209S103     200       7,586SH     SOLE                              200
Athenahealth Inc              Common Stock    04685W103   8,481     206,355SH     SOLE                            8,481
Amazon.com                    Common Stock    023135106   8,684      42,467SH     SOLE                            8,684
American Express              Common Stock    025816109   1,900      36,754SH     SOLE                            1,900
American Tower                Common Stock    029912201  19,106     365,106SH     SOLE                           19,106
Anadarko Petroleum            Common Stock    032511107     890      11,600SH     SOLE                              890
Apple Computer Inc            Common Stock    037833100     205         610SH     SOLE                              205
Auto Data Processing          Common Stock    053015103     569      10,800SH     SOLE                              569
Berkshire Hathaway Cl A       CL A            084670108     813           7SH     SOLE                              813
Berkshire Hathaway Cl B       CL B            084670207     265       3,425SH     SOLE                              265
Cigna                         Common Stock     125509109    673      13,095SH     SOLE                              673
Cardionet Inc                 Common Stock    14159L103     297      56,000SH     SOLE                              297
Chevron Texaco                Common Stock     166764100    588       5,718SH     SOLE                              588
Coca Cola Company             Common Stock     191216100    647       9,608SH     SOLE                              647
Colgate-Palmolive Co          Common Stock     194162103    201       2,300SH     SOLE                              201
DTS Inc                       Common Stock    23335C101   3,367      83,030SH     SOLE                            3,367
Destination Maternity Co      Common Stock    25065D100   1,690      84,590SH     SOLE                            1,690
Devon Energy New              Common Stock    25179M103     473       6,000SH     SOLE                              473
Dollar Financial Corp         Common Stock     256664103    325      15,000SH     SOLE                              325
Dunn & Bradstreet Copr. New   Common Stock    26483E100     227       3,000SH     SOLE                              227
eBay                          Common Stock     278642103  5,774     178,922SH     SOLE                            5,774
Electronic Arts               Common Stock     285512109  3,220     136,423SH     SOLE                            3,220
Esco Technologies             Common Stock     296315104  1,511      41,065SH     SOLE                            1,511
Euronet Worldwide             Common Stock     298736109  5,052     327,857SH     SOLE                            5,052
Exxon Mobil                   Common Stock    30231G102   6,693      82,241SH     SOLE                            6,693
General Electric              Common Stock     369604103    827      43,848SH     SOLE                              827
Genworth Financial Inc        Common Stock    37247D106     144      14,000SH     SOLE                              144
Glaxosmithkline Plc           Common Stock    37733W105     216       5,033SH     SOLE                              216
Google Inc Class A            CL A            38259P508   1,058       2,090SH     SOLE                            1,058
Hess Corp                     Common Stock    42809H107     224       3,000SH     SOLE                              224
I C U Medical                 Common Stock    44930G107   1,253      28,675SH     SOLE                            1,253
Intl Business Machines        Common Stock     459200101    742       4,323SH     SOLE                              742
Johnson & Johnson             Common Stock     478160104  2,484      37,347SH     SOLE                            2,484
Kimberly Clark                Common Stock     494368103    216       3,252SH     SOLE                              216
Kraft Foods Inc               Common Stock    50075N104     281       7,981SH     SOLE                              281
Legg Mason Inc                Common Stock     524901105  1,843      56,270SH     SOLE                            1,843
Merck & Co Inc                Common Stock    58933Y105     467      13,230SH     SOLE                              467
Microsoft                     Common Stock     594918104  1,062      40,853SH     SOLE                            1,062
Netflix Inc                   Common Stock    64110L106  33,970     129,315SH     SOLE                           33,970
Northern Trust Corporation    Common Stock     665859104    450       9,800SH     SOLE                              450
Oracle                        Common Stock    68389X105     559      17,000SH     SOLE                              559
Penn Virginia Corp            Common Stock     707882106  1,260      95,419SH     SOLE                            1,260
Penn Virginia Res Ptnrs       Com Unit R Lim   707884102    999      37,070SH     SOLE                              999
Pfizer Incorporated           Common Stock     717081103    379      18,400SH     SOLE                              379
Philip Morris Intl Inc        Common Stock     718172109    507       7,586SH     SOLE                              507
T Rowe Price Group            Common Stock    74144T108   3,291      54,548SH     SOLE                            3,291
Qualcomm                      Common Stock     747525103 25,907     456,183SH     SOLE                           25,907
Rackspace Hosting Inc         Common Stock     750086100  2,245      52,530SH     SOLE                            2,245
Wells Fargo & Co. New         Common Stock     949746101    291      10,375SH     SOLE                              291
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